Document And Entity Information	Sep. 28, 2026
Document Information [Line Items]
Entity, Registrant Name	ETON PHARMACEUTICALS, INC.
Document, Type	8-K
Document, Period End Date	Sep. 28, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38738
Entity, Tax Identification Number	37-1858472
Entity, Address, Address Line One	21925 W. Field Parkway, Suite 235
Entity, Address, City or Town	Deer Park
Entity, Address, State or Province	IL
Entity, Address, Postal Zip Code	60010
City Area Code	847
Local Phone Number	787-7361
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ETON
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001710340